OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 14,579	$ 8,882
Service cost	12,424	10,953
Interest cost	6,171	5,839
Actuarial loss	64	5,239
Foreign exchange gain	(389)	(527)
Benefits paid	(16,753)	(15,807)
Obligation, end of fiscal year	$ 16,096	$ 14,579